Acquisition of FPSO Units and Investment in Sevan Marine ASA (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Nov. 30, 2011	Mar. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents		$ 50,230
Other current assets		29,209
Vessels and equipment		869,952
Deferred income taxes		3,307
Investment in Sevan Marine		49,200
Other assets - long-term		659
Total assets acquired		1,002,557
LIABILITIES
Current liabilities		41,376
In-process revenue contracts	235,296	158,968		152,637
Long-term debt (note 8)		220,497
Other long-term liabilities		6,036
Non-controlling interest		144,600
Total liabilities assumed		571,477
Net assets acquired		431,080
Bargain purchase gain		(58,235)
Cash consideration		$ 372,845	$ 175,000